Capital Management	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Capital Management
12.	Capital management
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	April 30 2025	January 31 2025	October 31 2024
Capital (1)
Common Equity Tier 1 capital	$60,425	$60,294	$60,631
Net Tier 1 capital	70,740	70,592	69,499
Total regulatory capital	78,682	78,622	77,708
Total loss absorbing capacity (TLAC) (2)	139,119	135,010	137,752
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(3)	$458,989	$468,124	$463,992
Leverage exposures (4)	1,568,491	1,586,812	1,563,140
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	13.2%	12.9%	13.1%
Tier 1 capital ratio	15.4%	15.1%	15.0%
Total capital ratio	17.1%	16.8%	16.7%
Total loss absorbing capacity ratio (2)	30.3%	28.8%	29.7%
Leverage ratio (4)	4.5%	4.4%	4.4%
Total loss absorbing capacity leverage ratio (2)	8.9%	8.5%	8.8%
(1)	The regulatory capital ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).
(2)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(3)
As at April 30, 2025, the Bank did not have a regulatory capital floor add-on
to risk-weighted assets (RWA) for CET1, Tier 1, Total Capital and TLAC RWA (as at January 31, 2025
,
the Bank did not
have a regulatory capital floor add-on to risk-weighted assets for CET1, Tier 1, Total Capital and TLAC RWA; as at October 31, 2024, the Bank did not have a regulatory capital floor add-on to risk-weighted assets for CET1, Tier 1, Total Capital and TLAC RWA).

(4)	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).
The Bank substantially exceeded the OSFI minimum regulatory capital and TLAC ratios as at April 30, 2025, including the Domestic Stability Buffer requirement. In addition, the Bank substantially exceeded OSFI minimum leverage and TLAC leverage ratios as at April 30, 2025.